Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 100,189
Reclassifications of previous periods			$ (133)
Deconsolidation (see Note 4.(l))		(29,001)
Fair value at the end of the year		163,510	100,189
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		8,394	6,396
Reclassifications of previous periods
Currency translation adjustment		265	18
Additions		1,335	591
Additions of capitalized leasing costs		5	22
Depreciation of capitalized leasing costs	[1]	(3)
Reclassification to assets held for sale
Reclassification to trading properties		353
Transfers		2
Reclassification of property, plant and equipment	[2]	254	(149)
Disposals		(179)	(179)
Balance incorporated by business combination		107
Deconsolidation (see Note 4.(l))
Capitalized finance costs		22	3
Net gain from fair value adjustment		6,507	1,692
Fair value at the end of the year		17,062	8,394
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		91,795	76,109
Reclassifications of previous periods			(224)
Currency translation adjustment		40,041	10,494
Additions		1,954	2,059
Additions of capitalized leasing costs		13	1
Depreciation of capitalized leasing costs	[1]	(2)	(1)
Reclassification to assets held for sale		(521)	(71)
Reclassification to trading properties			(14)
Transfers		(2)
Reclassification of property, plant and equipment	[2]	1,705	173
Disposals		(392)	(41)
Balance incorporated by business combination
Deconsolidation (see Note 4.(l))		(4,489)
Capitalized finance costs		60
Net gain from fair value adjustment		16,286	3,310
Fair value at the end of the year		$ 146,448	$ 91,795

[1]	Amortization charges of capitalized leasing costs were included in Costs in the Statements of Income (Note 26)
[2]	As of June 30, 2018 includes Ps. 323 corresponding to the difference between valuation at cost and fair value, which is allocated to a reserve within equity